ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2011
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS
12.	ACCRUED WARRANTY COSTS

The movement of the Company’s accrued warranty costs is summarized below:

	For the year ended December 31,
	2009	2010	2011
	$	$	$
Beginning balance	12,473,142	21,023,381	38,710,874
Warranty provision	8,550,239	17,895,942	21,939,223
Warranty costs incurred	—	(208,449)	(1,839,911)
Ending balance	21,023,381	38,710,874	58,810,186